Intangible assets, net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Brand name CNY	Dec. 31, 2012 Brand name CNY	Dec. 31, 2013 Customer relationships CNY	Dec. 31, 2012 Customer relationships CNY	Dec. 31, 2013 Source code CNY	Dec. 31, 2012 Source code CNY	Dec. 31, 2013 Domain names CNY
Intangible assets, net
Gross Carrying Amount	5,016	4,711			2,141	2,141	1,637	1,637	933	933	305
Less: accumulated amortization	(741)	(142)
Intangible assets, net	4,275	4,569		706
Amortization expenses	599	142
Amortization expenses for future periods
2014	665
2015	665
2016	665
2017	612
2018	338
Thereafter	1,330
Intangible assets, net	4,275	4,569		706
Impairment of intangible assets	0	0	0